ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

Huazhu Group Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries and consolidated variable interest entities (the “Group”) are to develop leased and owned, manachised and franchised hotels mainly in the People’s Republic of China(“PRC”).

On January 2, 2020, the Group completed the acquisition of 100% equity interest of Steigenberger Hotels Aktiengesellschaft Germany (“Deutsche Hospitality” or “DH”). Deutsche Hospitality was engaged in the business of leasing, franchising, operating and managing hotels under five brands in the midscale and upscale market in Europe, the Middle East and Africa. After the acquisition, “legacy DH” refers to Deutsche Hospitality and its subsidiaries and “legacy Huazhu” refers to the Group excluding Deutsche Hospitality.

The Group completed public offering in Hong Kong in September 2020 with proceeds of RMB6,018 and the trading of ordinary shares on the Hong Kong Stock Exchange commenced on September 22, 2020 under the stock code “1179”.

In June 2021, the Company effected a share split that each issued and unissued ordinary share of the Company with a par value of US$0.0001 was sub-divided into 10 ordinary shares with a par value of US$0.00001 each. The ratio of ADS to ordinary share was adjusted from one (1) ADS representing one (1) ordinary share to one (1) ADS representing ten (10) ordinary shares. Except otherwise stated, the share split has been retrospectively applied for all periods presented.

Leased and owned hotels

The Group leases hotel properties from property owners or purchases properties directly and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the Group brands at the beginning of the lease or the construction, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease or the land and building certificate.

As of December 31, 2020 and 2021, the Group had 753 and 738 leased and owned hotels in operation, respectively.

Manachised and franchised hotels

Typically the Group enters into certain franchise and management arrangements with franchisees for which the Group is responsible for providing branding, quality assurance, training, reservation, hiring and appointing of the hotel general manager and various other support services relating to the hotel renovation and operation. Those hotels are classified as manachised hotels. Under typical franchise and management agreements, the franchisee is required to pay an initial franchise fee and ongoing franchise and management service fees, the majority of which are equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development, renovation and the costs of its operations. The term of the franchise and management agreements are typically eight to ten years for legacy Huazhu and 15 to 20 years for manachised hotels and 10 to 15 years for franchised hotels under legacy DH and are renewable upon mutual agreement between the Group and the franchisee. The Group also has some franchised hotels in which cases the Group does not provide a hotel general manager. As of December 31, 2020 and 2021, the Group had 5,746 and 6,824 manachised hotels in operation and 290 and 268 franchised hotels in operation, respectively.